Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 326,547,264.8
Total Fee Amount	45,096.18
Total Offset Amount	0
Net Fee	$ 45,096.18
Offset Table N/A	N/A